Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2030 Portfolio℠
September 30, 2024
VIPF2030-NPRT3-1124
1.822347.119
Bond Funds - 37.9%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	7,666,736	71,913,980
Fidelity International Bond Index Fund (a)	2,087,885	19,626,116
Fidelity Long-Term Treasury Bond Index Fund (a)	5,329,477	54,040,895
VIP High Income Portfolio - Initial Class (a)	2,698,186	13,436,967
VIP Investment Grade Bond II Portfolio - Initial Class (a)	15,089,645	149,538,380
TOTAL BOND FUNDS (Cost $312,735,275)		308,556,338

Domestic Equity Funds - 32.3%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	735,942	46,224,521
VIP Equity-Income Portfolio - Initial Class (a)	1,275,082	37,347,149
VIP Growth & Income Portfolio - Initial Class (a)	1,580,674	51,435,120
VIP Growth Portfolio - Initial Class (a)	653,645	76,594,129
VIP Mid Cap Portfolio - Initial Class (a)	278,800	11,776,498
VIP Value Portfolio - Initial Class (a)	1,242,293	26,113,002
VIP Value Strategies Portfolio - Initial Class (a)	712,811	12,923,265
TOTAL DOMESTIC EQUITY FUNDS (Cost $140,670,014)		262,413,684

International Equity Funds - 29.8%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	6,644,599	83,987,728
VIP Overseas Portfolio - Initial Class (a)	5,358,626	158,347,386
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $174,690,458)		242,335,114

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $628,095,747)	813,305,136
NET OTHER ASSETS (LIABILITIES) - 0.0%	(80,702)
NET ASSETS - 100.0%	813,224,434

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	58,286,708	17,962,291	6,893,661	769,372	(164,101)	2,722,743	71,913,980
Fidelity International Bond Index Fund	20,292,078	4,711,240	5,801,009	266,574	(130,588)	554,395	19,626,116
Fidelity Long-Term Treasury Bond Index Fund	41,790,891	24,666,054	13,216,887	1,281,755	(1,284,171)	2,085,008	54,040,895
VIP Contrafund Portfolio - Initial Class	37,570,860	8,105,026	9,894,335	147,325	890,534	9,552,436	46,224,521
VIP Emerging Markets Portfolio - Initial Class	67,536,911	18,689,835	15,793,689	57,200	616,305	12,938,366	83,987,728
VIP Equity-Income Portfolio - Initial Class	30,465,655	8,338,197	7,122,375	167,309	151,831	5,513,841	37,347,149
VIP Government Money Market Portfolio - Initial Class	-	1,441,040	1,441,040	6,231	-	-	-
VIP Growth & Income Portfolio - Initial Class	41,879,004	9,497,111	8,497,689	275,120	100,458	8,456,236	51,435,120
VIP Growth Portfolio - Initial Class	62,221,215	13,461,108	14,663,372	903,736	977,393	14,597,785	76,594,129
VIP High Income Portfolio - Initial Class	11,622,459	2,280,416	1,459,098	4,890	2,104	991,086	13,436,967
VIP Investment Grade Bond II Portfolio - Initial Class	156,120,086	30,458,854	43,578,228	91,362	(1,313,926)	7,851,594	149,538,380
VIP Mid Cap Portfolio - Initial Class	9,536,049	2,790,758	2,178,321	174,728	105,326	1,522,686	11,776,498
VIP Overseas Portfolio - Initial Class	133,904,853	26,609,315	21,443,152	500,586	697,120	18,579,250	158,347,386
VIP Value Portfolio - Initial Class	21,249,584	6,940,204	4,522,944	450,698	100,595	2,345,563	26,113,002
VIP Value Strategies Portfolio - Initial Class	10,515,711	3,646,652	2,425,450	145,786	73,645	1,112,707	12,923,265
	702,992,064	179,598,101	158,931,250	5,242,672	822,525	88,823,696	813,305,136

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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